CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class A Common Stock Subject to Possible Redemption Common Stock Initial Public Offering	Class A Common Stock Subject to Possible Redemption Common Stock	Class A Common Stock Subject to Possible Redemption	Class B common stock Common Stock	Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital	Accumulated Deficit Initial Public Offering	Accumulated Deficit	Initial Public Offering	Total
Beginning balance at Mar. 09, 2021			$ 0
Beginning balance (in shares) at Mar. 09, 2021			0
Ending balance at Dec. 31, 2021			$ 0
Ending balance (in shares) at Dec. 31, 2021			0	0
Beginning balance at Mar. 09, 2021					$ 0		$ 0		$ 0		$ 0
Beginning balance (in shares) at Mar. 09, 2021					0
Increase (Decrease) in Stockholders' Equity
Net (loss) income									(22,252)		(22,252)
Ending balance at Dec. 31, 2021	$ 0				$ 725		24,275		(22,252)		2,748
Ending balance (in shares) at Dec. 31, 2021	0				7,245,000
Increase (Decrease) in Temporary Equity
Issuance of Units in IPO			$ 219,353,777
Issuance of Units in IPO (in shares)			24,150,000
Remeasurement of Class A common stock to redemption value		$ 26,976,223	$ 65,397
Ending balance at Mar. 31, 2022			$ 246,395,397
Ending balance (in shares) at Mar. 31, 2022			24,150,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value						$ (4,528,638)		$ (22,447,585)	(65,397)	$ (26,976,223)	(65,397)
Deemed capital contribution from issuance of private warrants							4,504,363				4,504,363
Net (loss) income									9,442,637		9,442,637
Ending balance at Mar. 31, 2022					$ 725				(13,092,597)		(13,091,872)
Ending balance (in shares) at Mar. 31, 2022					7,245,000
Beginning balance at Dec. 31, 2021			$ 0
Beginning balance (in shares) at Dec. 31, 2021			0	0
Ending balance at Jun. 30, 2022			$ 246,749,249
Ending balance (in shares) at Jun. 30, 2022			24,150,000
Beginning balance at Dec. 31, 2021	$ 0				$ 725		24,275		(22,252)		2,748
Beginning balance (in shares) at Dec. 31, 2021	0				7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income				$ 8,106,757							10,892,813
Ending balance at Jun. 30, 2022					$ 725				(11,996,274)		(11,995,549)
Ending balance (in shares) at Jun. 30, 2022					7,245,000
Beginning balance at Dec. 31, 2021			$ 0
Beginning balance (in shares) at Dec. 31, 2021			0	0
Increase (Decrease) in Temporary Equity
Issuance of Units in IPO			$ 219,353,777
Issuance of Units in IPO (in shares)			24,150,000
Remeasurement of Class A common stock to redemption value		$ 26,976,223	$ 3,996,857
Ending balance at Dec. 31, 2022			$ 250,326,857	$ 250,326,857
Ending balance (in shares) at Dec. 31, 2022			24,150,000	24,150,000
Beginning balance at Dec. 31, 2021	$ 0				$ 725		24,275		(22,252)		2,748
Beginning balance (in shares) at Dec. 31, 2021	0				7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value						$ (4,528,638)		$ (22,447,585)	(3,996,857)	$ (26,976,223)	(3,996,857)
Deemed capital contribution from issuance of private warrants							4,504,363				4,504,363
Net (loss) income				$ 11,937,823					15,763,981		15,763,981
Ending balance at Dec. 31, 2022					$ 725				(10,702,713)		(10,701,988)
Ending balance (in shares) at Dec. 31, 2022					7,245,000
Beginning balance at Mar. 31, 2022			$ 246,395,397
Beginning balance (in shares) at Mar. 31, 2022			24,150,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value			$ 353,852
Ending balance at Jun. 30, 2022			$ 246,749,249
Ending balance (in shares) at Jun. 30, 2022			24,150,000
Beginning balance at Mar. 31, 2022					$ 725				(13,092,597)		(13,091,872)
Beginning balance (in shares) at Mar. 31, 2022					7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value									(353,852)		(353,852)
Net (loss) income				1,115,519					1,450,175		1,450,175
Ending balance at Jun. 30, 2022					$ 725				(11,996,274)		(11,995,549)
Ending balance (in shares) at Jun. 30, 2022					7,245,000
Beginning balance at Dec. 31, 2022			$ 250,326,857	$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022			24,150,000	24,150,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value			$ 813,105
Ending balance at Mar. 31, 2023			$ 251,139,962	$ 251,139,962
Ending balance (in shares) at Mar. 31, 2023			24,150,000
Beginning balance at Dec. 31, 2022					$ 725				(10,702,713)		(10,701,988)
Beginning balance (in shares) at Dec. 31, 2022					7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value									(813,105)		(813,105)
Net (loss) income									1,319,136		1,319,136
Ending balance at Mar. 31, 2023					$ 725				(10,196,682)		(10,195,957)
Ending balance (in shares) at Mar. 31, 2023					7,245,000
Beginning balance at Dec. 31, 2022			$ 250,326,857	$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022			24,150,000	24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock				$ (210,031,815)
Ending balance at Jun. 30, 2023			$ 42,190,562	$ 42,190,562
Ending balance (in shares) at Jun. 30, 2023			3,998,687	3,998,687
Beginning balance at Dec. 31, 2022					$ 725				(10,702,713)		(10,701,988)
Beginning balance (in shares) at Dec. 31, 2022					7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income				$ (3,647,509)							(5,263,131)
Ending balance at Jun. 30, 2023	$ 200				$ 525				(13,924,182)		(13,923,457)
Ending balance (in shares) at Jun. 30, 2023	2,000,000				5,245,000
Beginning balance at Mar. 31, 2023			$ 251,139,962	251,139,962
Beginning balance (in shares) at Mar. 31, 2023			24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock			$ (210,031,815)	(210,031,815)
Redemption of Class A common stock (In shares)			(20,151,313)
Remeasurement of Class A common stock to redemption value			$ 1,082,415
Ending balance at Jun. 30, 2023			$ 42,190,562	$ 42,190,562
Ending balance (in shares) at Jun. 30, 2023			3,998,687	3,998,687
Beginning balance at Mar. 31, 2023					$ 725				(10,196,682)		(10,195,957)
Beginning balance (in shares) at Mar. 31, 2023					7,245,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common stock to Class A common stock	$ 200				$ (200)
Conversion of Class B common stock to Class A common stock (in shares)	2,000,000				(2,000,000)
Excise tax									(2,100,318)		(2,100,318)
Remeasurement of Class A common stock to redemption value									(1,082,415)		(1,082,415)
Sponsor capital contribution for non-redemption agreements							892,911				844,916
Non-redemption agreements							$ (892,911)				(844,916)
Reduction of Deferred Underwriter Fee Payable									6,037,500		6,037,500
Net (loss) income				$ (3,581,854)					(6,582,267)		(6,582,267)
Ending balance at Jun. 30, 2023	$ 200				$ 525				$ (13,924,182)		$ (13,923,457)
Ending balance (in shares) at Jun. 30, 2023	2,000,000				5,245,000